Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

Telephone (415) 856-7000

September 3, 2020

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Direct Lending LLC

(File No. 814-01069)

Ladies and Gentlemen:

On behalf of TCW Direct Lending LLC, attached for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement in connection with the proposed solicitation of written consents from holders of units in the registrant to take action without a meeting of those unitholders.

Please advise us if we can provide any further information to facilitate your review. Please direct any comments or questions regarding this filing to the undersigned at (415) 856-7007.

Very truly yours,

/s/ DAVID A. HEARTH

David A. Hearth
of PAUL HASTINGS LLP

cc:	TCW Asset Management Company LLC (w/encls.)